24 Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital
24	Share capital

Authorised, allotted and fully paid – classified as equity	2019 Number	2019 £	2018 Number	2018 £	2017 Number	2017 £
At 31 December
Ordinary shares of £0.00005 each	23,494,981	23,495	3,059,207	3,059	3,054,207	3,054
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,023,496		1,003,060		1,003,055

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate it’s ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.

In accordance with the Articles of Association for the Company adopted on 13 November 2014, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value 0.005 pence each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Midatech Pharma plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2017		2,434,973	1,000,001		63,713
2017
19 May 2017	Share issue to SIPP trustee (see note 27)	1,000	–	0.001	–
16 October 2017	Placing and Open Offer (see note 16)	615,734	–	10.0	6,157
7 November 2017	Share issue to SIPP trustee (see note 27)	2,500	–	0.001	–
At 31 December 2017		3,054,207	1,000,001		69,870
2018
1 August 2018	Share issue to SIPP trustee (see note 27)	5,000	–	0.001	–
At 31 December 2018		3,059,207	1,000,001		69,870
2019
26 February 2019	Subscription, Placing and Open Offer	17,410,774	–	0.77	13,406
8 October 2019	Share issue to SIPP trustee (see note 27)	25,000	–	0.001	–
29 October 2019	Registered Direct Offering	3,000,000	–	0.7874	2,362
At 31 December 2019		23,494,981	1,000,001		85,638